Income Taxes (Unrecognized Tax Benefits) (Details)	12 Months Ended
Dec. 31, 2017
Canada Federal and Provincial
Income tax examination [Line Items]
Year in which tax years currently under examination are expected to be completed	2018
Canada Federal and Provincial | Earliest Tax Year [Member]
Income tax examination [Line Items]
Tax years subject to examination by tax authorities	2011
Tax years currently under examination	2011
Canada Federal and Provincial | Latest Tax Year [Member]
Income tax examination [Line Items]
Tax years subject to examination by tax authorities	2016
Tax years currently under examination	2013
U.S. Federal
Income tax examination [Line Items]
Tax years for which examinations have been completed	2014
U.S. Federal | Earliest Tax Year [Member]
Income tax examination [Line Items]
Tax years subject to examination by tax authorities	2015
U.S. Federal | Latest Tax Year [Member]
Income tax examination [Line Items]
Tax years subject to examination by tax authorities	2016
U.S. State | Earliest Tax Year [Member]
Income tax examination [Line Items]
Tax years subject to examination by tax authorities	2013
U.S. State | Latest Tax Year [Member]
Income tax examination [Line Items]
Tax years subject to examination by tax authorities	2016